Income Taxes - Unrecognized (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-capital Loss
Aggregate amount of taxable temporary differences associated with investments in subsidiaries for which deferred tax liabilities have not been recognized	$ 960.3	$ 846.7
Aggregate amount of deductible temporary differences associated with other items for which deferred tax assets have not been recognized	650.8	675.0
Royalty, stream and working interests.
Non-capital Loss
Aggregate amount of deductible temporary differences associated with other items for which deferred tax assets have not been recognized	$ 650.8	$ 675.0